Statement of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2009
Consolidated Statements of Operations
Revenues	$ 1,082,076	$ 898,309	$ 819,031
Cost of goods sold	950,345	756,818	713,922
Gross profit	131,731	141,491	105,109
Selling, general and administrative expenses	92,078	95,486	88,337
Intangible asset amortization	5,512	4,675	4,648
Other expense (income), net	5,097	10,945	2,245
Goodwill impairment	0	1,654	8,841
Foreign exchange loss (gain)	947	(1,652)	(523)
Earnings from continuing operations before the following	28,097	30,383	1,561
Interest expense, net	8,839	9,749	13,839
Earnings (loss) from continuing operations before income taxes	19,258	20,634	(12,278)
Provision for (recovery of) income taxes	8,047	6,058	(3,038)
Earnings from continuing operations	11,211	14,576	(9,240)
Earnings (loss) from discontinued operations, net of income taxes	(4,350)	(15,092)	(330)
Gain on sale of discontinued operations, net of income taxes	71	62,950	0
Earnings (loss) from discontinued operations, net of taxes	(4,279)	47,858	(330)
Earnings (loss)	6,932	62,434	(9,570)
Earnings (loss) attributable to non-controlling interests	1,636	1,368	(2,807)
Earnings (loss) attributable to SunOpta Inc.	$ 5,296	$ 61,066	$ (6,763)
Earnings (loss) per share - basic
-from continuing operations	$ 0.15	$ 0.20	$ (0.10)
-from discontinued operations	$ (0.07)	$ 0.73	$ 0
	$ 0.08	$ 0.94	$ (0.10)
Earnings (loss) per share - diluted
-from continuing operations	$ 0.14	$ 0.20	$ (0.10)
-from discontinued operations	$ (0.06)	$ 0.72	$ 0
	$ 0.08	$ 0.92	$ (0.10)